Class A Ordinary Shares Subject to Possible Redemption (Details)	9 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Number of votes per share	1	1
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	2,672,928	29,550,000	29,550,000
Voting rights description	Holders of the Company’s Class A ordinary shares are entitled to one vote for each ordinary share
Ordinary shares outstanding	2,811,744	29,550,000
Class A Common Stock Subject to Possible Redemption [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Ordinary shares, outstanding, subject to possible redemption	1,872,928	28,750,000	28,750,000